Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current
Deferred					315	(280)
Total federal income taxes					315	(280)
Current					2,062	4,094
Deferred					496	390
Total state income taxes					2,558	4,484
Total income taxes	$ 1,886		$ 4,751	$ 800	$ 2,872	$ 4,764